Financial instruments and financial risk factors - Schedule of financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities
Financial assets (liabilities)	$ (59,919)	$ (66,906)
Trade and other payables
Financial liabilities
Financial liabilities	(67,369)	(71,882)
Derivatives
Financial liabilities
Financial liabilities	(15,652)	(26,155)
Accruals
Financial liabilities
Financial liabilities	(7,837)	(7,631)
Lease liabilities
Financial liabilities
Financial liabilities	(11,121)	(8,549)
Borrowings
Financial liabilities
Financial liabilities	(51,954)	(46,944)
Other financial assets
Financial assets
Financial assets	3,032	3,248
Loans
Financial assets
Financial assets	2,182	1,586
Trade and other receivables
Financial assets
Financial assets	31,354	33,535
Derivatives
Financial assets
Financial assets	22,563	24,395
Cash and cash equivalents
Financial assets
Financial assets	33,030	29,195
Designated as measured at fair value through other comprehensive income
Financial liabilities
Financial assets (liabilities)	(75,519)	(72,293)
Designated as measured at fair value through other comprehensive income | Trade and other payables
Financial liabilities
Financial liabilities	(65,516)	(69,586)
Designated as measured at fair value through other comprehensive income | Accruals
Financial liabilities
Financial liabilities	(7,837)	7,631
Designated as measured at fair value through other comprehensive income | Lease liabilities
Financial liabilities
Financial liabilities	(11,121)	(8,549)
Designated as measured at fair value through other comprehensive income | Borrowings
Financial liabilities
Financial liabilities	(51,954)	(46,944)
Financial liabilities at fair value through profit or loss, category | Derivatives
Financial liabilities
Financial liabilities	(13,545)	(22,481)
Derivative hedging instruments
Financial liabilities
Financial assets (liabilities)	(1,988)	(3,674)
Derivative hedging instruments | Derivatives
Financial liabilities
Financial liabilities	(2,107)	3,674
Measured at amortized cost | Other financial assets
Financial assets
Financial assets	26	26
Measured at amortized cost | Loans
Financial assets
Financial assets	1,725	1,245
Measured at amortized cost | Trade and other receivables
Financial assets
Financial assets	31,354	33,535
Measured at amortized cost | Cash and cash equivalents
Financial assets
Financial assets	27,804	25,611
Mandatorily measured at fair value through profit or loss
Financial liabilities
Financial assets (liabilities)	17,588	9,061
Mandatorily measured at fair value through profit or loss | Other financial assets
Financial assets
Financial assets	3,006	3,222
Mandatorily measured at fair value through profit or loss | Loans
Financial assets
Financial assets	457	341
Mandatorily measured at fair value through profit or loss | Derivatives
Financial assets
Financial assets	22,444	24,395
Mandatorily measured at fair value through profit or loss | Cash and cash equivalents
Financial assets
Financial assets	5,226	3,584
Derivative hedging instruments | Derivatives
Financial assets
Financial assets	$ 119	$ 0